                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2000

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

 Shareholder Letter ........................................................   1
 Market Overview ...........................................................   2
 Performance Summary .......................................................   6
 Portfolio of Investments ..................................................  17
 Statements of Assets and Liabilities ......................................  28
 Statements of Operations ..................................................  30
 Statements of Changes in Net Assets .......................................  32
 Statements of Changes in Net Assets-Capital Stock Activity ................  34
 Financial Highlights ......................................................  36
 Notes to Financial Statements .............................................  47
 Report of Independent Auditors ............................................  52

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

   Dear Shareholders:

   This past year represented one of the most challenging climates for investors in recent memory. At the beginning of 2000, the momentum in the stock market clearly favored technology issues, as had been the case in 1999 and 1998. It appeared as though the stage was being set for yet another round of eye-popping returns for growth-oriented investors. However, by the end of March, the momentum was gone. Lofty stock valuations, the Federal Reserve's tight monetary policy, and the fear of what a slowdown in the economy might do to corporate earnings motivated investors to take profits and seek value elsewhere in the market. Investor sentiment seemed to shift from one of euphoria to that of caution almost overnight.

   The psychological damage done by the steep correction in technology and telecommunications stocks dampened the performance of the major benchmark indexes in 2000. The DJIA, S&P 500, Nasdaq 100, and Wilshire 5000 were all negative for the year. Only a select group of sectors, namely energy, health care and financials, prospered.

   We believe that 2001 should evolve into a better investment climate due to improvements in liquidity and the substantial cash positions currently building on the sidelines. We anticipate that investors will feel more comfortable buying equities on the heels of interest rate cuts by the Fed.

   As always, our approach to investing on behalf of the First Defined Portfolio Fund, LLC is based in the belief that a disciplined buy-and-hold philosophy best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.


                  /S/ SIGNATURE

                  James A. Bowen
                  President of the First Defined
                  Portfolio Fund, LLC

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OVERVIEW OF THE MARKET
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2000 ANNUAL REPORT

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May of this year, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

The impact of higher interest rates on the equities markets was felt across the board. The Fed's primary target may have been the Nasdaq Composite, but the DJIA, S&P 500 and Wilshire 5000 also closed down for the year. A combination of rising interest rates, slower economic growth and lower corporate earnings drove a lot of investment capital out of stocks and into treasury bonds and savings accounts. Some capital did flow into a few areas of the stock market generally regarded as defensive in nature. Those sectors were energy, utilities, health care and financials.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

                            DEFINED TARGET PORTFOLIOS

THE DOWSM TARGET 5 PORTFOLIO

The DowSM Target 5 Portfolio significantly outperformed the DJIA in 2000. The Net Asset Value (NAV) appreciated from $8.04 to $8.62 during the calendar year. Two stocks advanced, two declined and one was unchanged. Philip Morris was the difference maker appreciating 100% for the year. Caterpillar posted only a modest gain of 3.4%. Du Pont (E.I.) and International Paper declined 24.5% and 25.9% for the year. SBC Communications was unchanged in 2000. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors. The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

THE DOWSM DART 10 PORTFOLIO

The DowSM DART 10 Portfolio significantly outperformed the DJIA in 2000. The Net Asset Value (NAV) appreciated from $9.22 to $10.02 during the calendar year. Five stocks advanced and five declined. Philip Morris was the difference maker appreciating 100% for the year. Boeing, Merck and JP Morgan also performed well in 2000 up 60.6%, 41.2% and 33.1% respectively. Eastman Kodak, Agilent Technology, Hewlett-Packard, General Motors and Procter & Gamble performed poorly declining 37.9%, 29.2%, 28.1%, 27.2% and 27.2% respectively. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors. The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

GLOBAL TARGET 15 PORTFOLIO

The Global Target 15 Portfolio significantly outperformed the Combined Index for the year. The Net Asset Value (NAV) appreciated from $9.71 to $9.90 during the calendar year. Six stocks advanced, nine declined and one was unchanged. For 2000, two DJIA stocks advanced, two declined and one was unchanged. A total of four stocks in the Financial Times Industrial Ordinary Share Index (FT) declined and one advanced. Three stocks in the Hang Seng advanced while three declined. The top performers for the year were Philip Morris (DJ), Amoy Properties (HS), Allied Domecq (FT), Hong

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2000 ANNUAL REPORT

Kong & China Gas (HS) and Hysan Development Co. (HS) up 100.1%, 37.8%, 33.7%, 21.2% and 15.4% respectively. The poorest performers were Henderson Cyber (HS), Marks & Spencer (FT), Tate & Lyle (FT), Eastman Kodak (DJ) and Henderson Investment (HS) down 39.9%, 38.5%, 38.3%, 37.9% and 28.3% respectively.

S&P(TRADE MARK) TARGET 10 PORTFOLIO

The S&P(TRADE MARK), Target 10 Portfolio significantly underperformed the S&P 500 Index in 2000. The Net Asset Value (NAV) declined from $11.83 to $9.54 during the calendar year. Three stocks advanced and seven declined. The three stocks that advanced were the following: Lehman Brothers (+60.2%), Citigroup (23.5%) and Morgan Stanley (12.2%). Some poor performers in 2000 were the following: Circuit City (-74.3%), Georgia-Pacific (-37.7%), Avery Dennison (-23.2%), Walmart (-22.8%) and Alcoa (-18.1%). Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors. The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

NASDAQ(TRADE MARK) TARGET 15 PORTFOLIO

The Nasdaq, Target 15 Portfolio, though down for the year, significantly outperformed the Nasdaq Composite in 2000. The Net Asset Value (NAV) declined from $14.60 to $12.88 during the calendar year. Six stocks advanced and nine declined. The top performing stocks were Applied Materials (+135.9%), Adobe Systems (+73.2%) and Siebel Systems (+61%). Some poor performing stocks were CMGI (-95.9%), VISX (-79.8%), Apple Computer (-71.1%) and Sun Microsystems (-28%).

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

The First Trust 10 Uncommon Values Portfolio outperformed the Nasdaq Composite, but underperformed the S&P 500 index in 2000. The Net Asset Value (NAV) declined from $11.40 to $8.39 during the calendar year. In the first half of 2000, five stocks advanced and five declined. In the second half of 2000, one stock advanced and nine declined.

The top performing stocks in the FIRST HALF of 2000 were the following: Intel (+62.5%), Eli Lilly & Co. (+51%) and Tyco International (+21.5%).

The stocks that performed poorly in the FIRST HALF of 2000 were the following:
AT&T (-36.5%), Microsoft (-31.5%) and AOL (-30.3%).

The top performing stocks in the SECOND HALF of 2000 were the following: Bea Systems (+36.2%).

The stocks that performed poorly in the SECOND HALF of 2000 were the following:
Micron Technology (-59.7%), Nortel Networks (-53%), Hewlett-Packard (-49.4%), Cendant (-31.3%) and Agilent Technologies (-25.8%).

                            DEFINED SECTOR PORTFOLIOS

FIRST TRUST ENERGY PORTFOLIO

The Energy Portfolio was up substantially for the year and outperformed the S&P 500 and the AMEX Deutsche Bank Energy Index. The Net Asset Value (NAV) appreciated from $11.23 to $15.87 during the calendar year. Twenty-eight stocks advanced and two declined.

The energy sector continued to enjoy a positive supply and demand environment in the fourth quarter, though oil prices have declined as of late due to expanded production output from OPEC members. The colder than normal temperatures plaguing much of the U.S. this winter season have prompted a rise in the price of natural gas. The cost of heating a home with natural gas in the Midwest this winter is expected to rise from a recent average of $540 to $834. It has been reported that there is an estimated 214 trillion cubic feet of natural gas sitting off U.S. coast lines, but is currently off limits to drilling companies due to environmental restrictions. That is enough supply to facilitate consumption demand in the U.S.

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2000 ANNUAL REPORT

for the next decade. The demand for energy is expected to grow over the next 10-15 years. Perhaps the most intriguing development moving forward is how effectively the Bush Administration will balance the need for more exploration, production and refineries here in the U.S. with environmental considerations.

The top  performing  stocks  in 2000 were the  following:  Dynegy  (+224%),  EOG
Resources  (+211.8%),   Anadarko  (+108.9%),   Baker  Hughes  (+99.5%),  Barrett
Resources (+93%), Nabors Industries (+91.2%) and Enron (+88.5%).

The stocks that performed poorly in 2000 were the following: BP Amoco (-17%) and Halliburton (-8.7%).

FIRST TRUST FINANCIAL PORTFOLIO

The Financial Portfolio was up substantially for the year and outperformed the S&P 500, though it slightly lagged the S&P Financials Index. The Net Asset Value
(NAV) appreciated from $10.49 to $13.09 during the calendar year. Twenty-four stocks advanced and five declined.

The financial services sector was back in vogue in 2000. Financials were a beneficiary to the sell off in technology stocks as investors traded in shares of overvalued companies for those with more traditional valuations. Financial issues grew more popular with investors as it became evident that the Fed was done raising rates. Property and casualty insurance, consumer finance, major regional banks, and brokerage issues were the top performers for the year. Money center banks, such as Bank of America, lagged the group due to troubled commercial loans. Discount brokers lagged their peers as earnings were pinched by a steep decline in online trading activity. The outlook is bright for financials heading in to 2001 because the Fed appears to be gearing up for a series of rate cuts to help jump-start the economy. Some consideration, however, should be given to the mounting credit risks associated with low quality junk bonds and bank loans.

The top performing stocks in 2000 were the following: Washington Mutual (+109.5%), State Street (+70.9%), Eaton Vance (+70.8%), Merrill Lynch (+65.1%)
and Lehman Brothers (+60.2%).

The stocks that performed poorly in 2000 were the following: Knight Trading (-69.7%), Ameritrade (-67.7%), Chase Manhattan (-9.9%) and BankAmerica (-4.5%).

FIRST TRUST INTERNET PORTFOLIO

The Internet Portfolio was down substantially for the year but did outperform the Nasdaq Composite and the Dow Jones Composite Internet Index. The Net Asset Value (NAV) declined from $16.33 to $9.32 during the calendar year. Five stocks advanced and twenty-six declined.

Technology issues lost nearly a third of their value in the fourth quarter of 2000. Evidence of a slowdown in the U.S. economy coupled with earnings warnings from such high profile technology companies as Dell and Gateway sent stocks spiraling lower. Some of the slowdown in IT spending in the latter half of 2000 could be attributed to the aggressive Y2K spending in 1999. An anticipated slowdown in PC sales, an inventory buildup in chips, and the slower than expected pace in which broadband connections are being installed were particularly troubling to the market. Internet companies heavily dependent upon advertising revenues, like Yahoo, were negatively impacted by the slowdown in the economy. Investors appear to have lost confidence in technology and Internet-related stocks for now and have shifted into more defensive areas of the market like health care stocks, selective financials, treasuries and money markets. All industries in the technology sector were hit hard by the correction. Looking ahead, the Fed has shifted its bias towards easing interest rates and achieving a soft landing in the economy. The hope is that lower interest rates will once again inspire consumers and IT departments to spend on equipment and services.

The top performing stocks in 2000 were the following: Check Point Software (+168.8%), Juniper Networks (+122.5%), Brocade Communications (+107.5%) and EMC Corp. (+21.7%).

The stocks that performed poorly in 2000 were the following: Copper Mountain (-87.9%), Yahoo (-86.1%), RealNetworks (-85.6%), Lucent Technologies (-81.9%),
Broadvision (-79.2%), Gateway (-75%), Dell (-65.8%) and Microsoft (-62.8%).

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2000 ANNUAL REPORT

FIRST TRUST PHARMACEUTICAL PORTFOLIO

The Pharmaceutical Portfolio was up substantially for the year and outperformed the S&P 500 and the AMEX Pharmaceutical Index. The Net Asset Value (NAV) appreciated from $10.37 to $13.54 during the calendar year. Nineteen stocks advanced and three declined.

The health care sector enjoyed a strong year in 2000. Health care companies were beneficiaries of the sell off in technology stocks due to their defensive nature. One of the pleasant surprises in 2000 came from managed care companies
(HMOs), an industry on the mend from recent problems associated with balancing high rates of growth with escalating costs. Managed care companies got healthier, so to speak, by raising premiums in 2000. The outlook for drug and health care stocks is optimistic. Investors should focus on product pipelines and new medical discoveries, which should benefit from the enormous strides made in gene mapping.

The top performing stocks in 2000 were the following: Andrx Group (+173.6%), COR Therapeutics (+161.9%), Genzyme (+99.9%), IDEC Pharmaceuticals (+92.9%) and American Home Products (+64.3%).

The stocks that performed poorly in 2000 were the following: Cybear Group (-94.5%), Biogen (-28.9%) and Medimmune (-13.8%).

FIRST TRUST TECHNOLOGY PORTFOLIO

The Technology Portfolio was down substantially for the year but did outperform the Nasdaq Composite and the Morgan Stanley High Tech Index. The Net Asset Value
(NAV) declined from $13.41 to $10.25 during the calendar year. Nine stocks advanced and twenty-two declined.

Technology issues lost nearly a third of their value in the fourth quarter of 2000. Evidence of a slowdown in the U.S. economy coupled with earnings warnings from such high profile technology companies as Dell and Apple Computer sent stocks spiraling lower. An anticipated slowdown in PC sales, an inventory buildup in chips, and the slower than expected pace in which broadband connections are being installed were particularly troubling to the market. Investors appear to have lost confidence in the sector for now and have shifted into more defensive areas of the market like health care stocks, selective financials, treasuries and money markets. All industries in the technology sector were hit hard by the correction. Looking ahead, the Fed has shifted its bias towards easing interest rates and achieving a soft landing in the economy. The hope is that lower interest rates will once again inspire consumers and IT departments to spend on equipment and services.

The top performing stocks in 2000 were the following: Check Point Software (+168.8%), Juniper Networks (+122.5%), Brocade Communications (+107.5%) and Siebel Systems (+61%).

The stocks that performed poorly in 2000 were the following: Lucent (-81.9%), Gateway (-75%), Dell (-65.8%), Microsoft (-62.8%), Qualcomm (-53.3%), and
National Semiconductor (-53%).

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PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
THE DOW SM TARGET 5 PORTFOLIO                                  DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                       -19.6%                       7.2%
                         9.0%                      -4.7%

                                [GRAPHIC OMITTED]
               DOW TARGET 5 AND DOW JONES INDUSTRIAL AVE. LEDGENDS




                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                   10/6/99          10,000.00     10,000.00
                  12/31/99           8,040.00     10,896.00
                  12/31/00           8,620.00     10,381.71



                                     10/6/99      12/31/99         12/31/00
                                   ----------    ----------      ----------
 Target 5 Portfolio                $10,000.00     $8,040.00       $8,620.00
 Dow Jones Industrial Ave.**       $10,000.00    $10,896.00      $10,381.71

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Target  5 Portfolio             10/6/99      -13.8%       -11.3%         7.2%
Dow Jones Industrial Ave.**                    3.8%         3.1%        -4.7%
--------------------------------------------------------------------------------

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

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OVERVIEW OF THE MARKET - (CONTINUED)
--------------------------------------------------------------------------------
THE DOW SM DART 10 PORTFOLIO                                   DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                       -7.8%                        8.7%
                        9.0%                       -4.7%

                                [GRAPHIC OMITTED]
                DOW DART 10 AND DOW JONES INDUSTRIAL AVE.LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                     10/6/99           10,000.00    10,000.00
                     12/31/99           9,220.00    10,896.00
                     12/31/00          10,020.00    10,381.70



                                    10/6/99       12/31/99        12/31/00
                                   ----------    ----------      ----------
DART 10 Portfolio                  $10,000.00     $9,220.00      $10,020.00
Dow Jones Industrial Ave.**        $10,000.00    $10,896.00      $10,381.71

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

DART 10 Portfolio               10/6/99        0.2%         0.2%         8.7%
Dow Jones Industrial Ave.**                    3.8%         3.1%        -4.7%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

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PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
GLOBAL TARGET 15 PORTFOLIO                                     DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        -2.9%                       2.0%
                        14.0%                     -14.1%

                                [GRAPHIC OMITTED]
                 GLOBAL TARGET 15 AND MSCI WORLD INDEX LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99          10,000.00     10,000.00
                     12/31/99           9,710.00     11,395.00
                     12/31/00           9,900.00      9,794.00



                                     10/6/99      12/31/99        12/31/00
                                   ----------    ----------      ----------
Global Target 15 Portfolio         $10,000.00     $9,710.00       $9,900.00
MSCI World Index**                 $10,000.00     $11,395.00      $9,794.00

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Global Target 15 Portfolio       10/6/99      -1.0%        -0.8%         2.0%
MSCI World Index**                            -2.1%        -1.7%       -14.1%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Morgan Stanley Capital International World Index is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
S&P(TRADE MARK) TARGET 10 PORTFOLIO                            DECEMBER 31, 2000



All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        18.3%                      -19.4%
                        11.2%                       -9.1%

                                [GRAPHIC OMITTED]
                    S&P TARGET 10 AND S&P 500 INDEX LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99          10,000.00    10,000.00
                     12/31/99          11,830.00    11,115.00
                     12/31/00           9,540.00    10,103.54


                                     10/6/99      12/31/99        12/31/00
                                   ----------    ----------      ----------
S&P Target 10 Portfolio            $10,000.00    $11,830.00       $9,540.00
S&P 500 Index**                    $10,000.00    $11,115.00      $10,103.54

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
S&P Target 15 Portfolio          10/6/99      -4.6%        -3.7%       -19.4%
S&P 500 Index**                                1.0%         0.8%        -9.1%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
NASDAQ(TRADE MARK) TARGET 15 PORTFOLIO                         DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        46.0%                      -11.8%
                        42.5%                      -39.2%

                                [GRAPHIC OMITTED]
               NASDAQ TARGET 15 AND NASDAQ COMPOSIT INDEX LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99          10,000.00    10,000.00
                     12/31/99          14,600.00    14,251.00
                     12/31/00          12,880.00     8,677.46


                                     10/6/99      12/31/99        12/31/00
                                   ----------    ----------      ----------
Nasdaq Target 15 Portfolio         $10,000.00    $14,600.00      $12,880.00
Nasdaq Composite Index**           $10,000.00    $14,251.00       $8,667.46

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Nasdaq Target 15 Portfolio       10/6/99       28.8%       22.8%       -11.8%
Nasdaq Composite Index**                      -13.3%      -11.0%       -39.2%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
LEHMAN BROTHERS 10 UNCOMMON VALUES PORTFOLIO                   DECEMBER 31, 2000

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        14.0%                      -26.4%
                        11.2%                       -9.1%
                        42.5%                      -39.2%


                                [GRAPHIC OMITTED]
     10 UNCOMMON VALUES, S&P 500 INDEX** AND NASDAQ COMPOSITE INDEX LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99    10,000.00    10,000.00    10,000.00
                     12/31/99    11,400.00    11,115.00    14,251.00
                     12/31/00     8,390.00    10,103.54     8,667.46


                                     10/6/99      12/31/99        12/31/00
                                   ----------    ----------      ----------
Lehman Brothers 10 Uncommon Values $10,000.00    $11,400.00       $8,390.00
S&P500 Index**                     $10,000.00    $11,115.00      $10,103.54
Nasdaq Composite Index***          $10,000.00    $14,251.00       $8,667.46

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Lehman Brothers 10 Uncommon Values 10/6/99    -16.1%      -13.3%       -26.4%
S&P 500 Index.**                                1.0%        0.8%        -9.1%
Nasdaq Composite Index                        -13.3%      -11.0%       -39.2%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

  *** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
ENERGY PORTFOLIO                                               DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        12.3%                       41.3%
                        11.2%                       -9.1%
                         1.5%                       37.0%

                                [GRAPHIC OMITTED]
     ENERGY PORTFOLIO, S&P 500 INDEX** AND AMEX DB ENRGY INDEX*** LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99    10,000.00    10,000.00    10,000.00
                     12/31/99    11,230.00    11,115.00    10,146.00
                    12/'31/00    15,870.00    10,103.54    13,894.95

                                    10/6/99      12/31/99        12/31/00
                                   ----------    ----------      ----------
Energy Portfolio                   $10,000.00    $11,230.00      $15,870.00
S&P500 Index**                     $10,000.00    $11,115.00      $10,103.54
Amex DB Energy Index**             $10,000.00    $10,146.00      $13,894.95

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Energy Portfolio                10/6/99        58.7%       45.4%        41.3%
S&P 500 Index**                                 1.0%        0.8%        -9.1%
AMEX DB Energy Index***                        38.9%       30.6%        37.0%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

  *** The AMEX Deutsche Bank Energy Index is an equal dollar-weighted index of
      30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
FINANCIAL PORTFOLIO                                            DECEMBER 31, 2000

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                         4.9%                       24.8%
                        11.2%                       -9.1%
                         3.7%                       26.1%


                                [GRAPHIC OMITTED]
    FINANCIAL PORTFOLIO, S&P 500 INDEX** AND S&P FINANCIALS INDEX*** LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                      10/6/99    10,000.00    10,000.00    10,000.00
                     12/31/99    10,490.00    11,115.00    10,374.00
                     12/31/00    13,090.00    10,103.54    13,079.54

                                    10/6/99       12/31/99        12/31/00
                                   ----------    ----------      ----------
Financial Portfolio                $10,000.00    $10,490.00      $13,090.00
S&P500 Index**                     $10,000.00    $11,115.00      $10,103.54
S&P Financials Index**             $10,000.00    $10,374.00      $13,079.54

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Financial Portfolio              10/6/99       30.9%       24.4%        24.8%
S&P 500 Index**                                 1.0%        0.8%        -9.1%
S&P Financials Index***                        30.8%       24.3%        26.1%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

  *** The Standard & Poor's Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index. The index consists of 73 stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
INTERNET PORTFOLIO                                             DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000


                        63.3%                      -42.9%
                        42.5%                      -39.2%
                        59.1%                      -66.0%


                                [GRAPHIC OMITTED]
                  INTERNET PORTFOLIO, NASDAQ COMPOSITE INDEX**
                     AND DJ COMP INTERNET INDEX*** LEDGENDS


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                      10/6/99     10,000.00     10,000.00     10,000.00
                     12/31/99     16,330.00     14,251.00     15,905.00
                     12/31/00      9,320.00      8,667.46      5,402.93


                                    10/6/99       12/31/99        12/31/00
                                   ----------    ----------      ----------
Internet Portfolio                 $10,000.00    $16,330.00       $9,320.00
Nasdaq Composite Index**           $10,000.00    $14,251.00       $8,667.46
DJ Comp Internet Index**           $10,000.00    $15,905.00       $5,402.93

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Internet Portfolio              10/6/99        -6.8%       -5.6%       -42.9%
Nasdaq Composite Index**                      -13.3%      -11.0%       -39.2%
Dow Jones Comp Internet Index**               -46.0%      -39.3%       -66.0%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

  *** The Dow Jones Composite Internet Index is a modified captializtion-weighted index. The index is intended to track performance of companies that are involved in internet related activities. The index consists of 40 stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
PHARMACEUTICAL PORTFOLIO                                       DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                         3.7%                       30.6%
                        11.2%                       -9.1%
                        -4.0%                       29.5%


                                [GRAPHIC OMITTED]
                    PHARMACEUTICAL PORTFOLIO, S&P 500 INDEX**
                   AND AMEX PHARMACEUTICAL INDEX*** LEDGENDS



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                      10/6/99    10,000.00    10,000.00    10,000.00
                     12/31/99    10,370.00    11,115.00     9,602.00
                     12/31/00    13,540.00    10,103.54    12,432.67


                                    10/6/99       12/31/99        12/31/00
                                   ----------    ----------      ----------
Pharmaceutical Portfolio           $10,000.00    $10,370.00      $13,540.00
S&P 500 Index**                    $10,000.00    $11,115.00      $10,103.54
AMEX Pharmaceutical Index**        $10,000.00     $9,602.00      $12,432.67

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Pharmaceutical Portfolio         10/6/99      35.4%        27.9%        30.6%
S&P 500 Index**                                1.0%         0.8%        -9.1%
AMEX Pharmaceutical Index*                    24.3%        19.3%        29.5%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.(Bloomberg)

  *** The AMEX Pharmaceutical Index is a capitalization-weighted index designed to represent a cross section of widely held, highly capitalized companies involved in various phases of the pharmaceutical industry. The index consists of 15 stocks. (Bloomberg)

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO                                           DECEMBER 31, 2000


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2000

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                        1999*                       2000

                        34.1%                      -23.6%
                        42.5%                      -39.2%
                        42.1%                      -27.3%


                                [GRAPHIC OMITTED]
                 TECHNOLOGY PORTFOLIO, NASDAQ COMPOSITE INDEX**
                       AND MS HIGH TECH INDEX*** LEDGENDS



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                      10/6/99    10,000.00    10,000.00    10,000.00
                     12/31/99    13,410.00    14,251.00    14,213.00
                     12/31/00    10,250.00     8,667.46    10,330.01



                                    10/6/99       12/31/99        12/31/00
                                   ----------    ----------      ----------
Technology Portfolio               $10,000.00    $13,410.00      $10,250.00
Nasdaq Composite Index**           $10,000.00    $14,251.00       $8,667.46
MS High Tech Index**               $10,000.00    $14,213.00      $10,330.01

--------------------------------------------------------------------------------
RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2000

                                           CUMMULATIVE    AVERAGE
                               INCEPTION      TOTAL       ANNUAL       1 YEAR
                                  DATE       RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------

Technology Portfolio             10/6/99       2.5%        2.0%         -23.6%
S&P 500 Index**                                1.0%        0.8%          -9.1%
MS High Tech Index***                          3.3%        2.7%         -27.3%

    * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.


   ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

  *** The Morgan Stanley High Tech Index is an equal dollar-weighted index of
      35 stocks from 9 technology subsectors: computer services, design software, server software, PC software,and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems, and semiconductors. (Bloomberg)

THE DOW SM TARGET 5 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMONSTOCKS - 92.5%

              FOOD BEVERAGE & TOBACCO - 32.5%
      1,933   Philip Morris Companies, Inc. ..................   $     85,052
                                                               ---------------

              BASIC MATERIALS - 25.1%
        684   DuPont (EI) deNemours ..........................         33,046
        799   International Paper Company ....................         32,609
                                                               ---------------
                                                                       65,655

                                                               ---------------

              CAPITAL GOODS - 17.6%
        972   Caterpillar, Inc. ..............................         45,988
                                                               ---------------

              TELECOMMUNICATIONS SERVICES - 17.3%
        946   SBC Communications, Inc. .......................         45,171
                                                               ---------------

              TOTAL COMMON STOCKS ............................        241,866
                                                               ---------------
              (Cost $214,141)

              TOTAL INVESTMENTS - 92.5% ......................        241,866
              (Cost $214,141)
              NET OTHER ASSETS AND LIABILITIES - 7.5% ........         19,749
                                                               ---------------
              NET ASSETS - 100.0% ............................   $    261,615
                                                               ===============



--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 101.2%

              CAPITAL GOODS - 32.6%
      2,550   Boeing Company .................................   $    168,300
      2,248   Caterpillar, Inc. ..............................        106,358
      1,843   Honeywell International, Inc. ..................         87,197
                                                               ---------------
                                                                      361,855

                                                               ---------------
              FOOD BEVERAGE & TOBACCO - 17.8%
      4,486   Philip Morris Companies, Inc. ..................        197,384
                                                               ---------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 12.8%
      1,532   Merck & Company, Inc. ..........................        143,433
                                                               ---------------

              BANKS - 12.3%
        823   Morgan (J.P.) & Company ........................        136,207
                                                               ---------------

              CONSUMER STAPLES - 6.8%
        957   Procter & Gamble Company .......................         75,065
                                                               ---------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
        290   Agilent Technologies, Inc.* ....................         15,878
      1,839   Hewlett-Packard Company ........................         58,043
                                                               ---------------
                                                                       73,921

                                                               ---------------
              AUTOMOBILE & COMPONENTS - 6.6%
      1,441   General Motors Corp. ...........................         73,401
                                                               ---------------

              CONSUMER DURABLES & APPAREL - 5.6%
      1,571   Eastman Kodak Company ..........................         61,858
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,123,124
                                                               ---------------
              (Cost $1,016,798)

              TOTAL INVESTMENTS - 101.2% .....................      1,123,124
              (Cost $1,016,798)
              NET OTHER ASSETS AND LIABILITIES - (1.2)% ......        (12,950)
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,110,174
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS -  99.6%

              UNITED STATES - 34.2%
      2,609   Caterpillar, Inc. ..............................   $    123,438
      1,823   Eastman Kodak Company ..........................         71,781
      2,149   International Paper Company ....................         87,706
      5,203   Philip Morris Companies, Inc. ..................        228,932
      2,551   SBC Communications, Inc. .......................        121,810
                                                               ---------------
                                                                      633,667

                                                               ---------------

              HONG KONG - 33.4%
    150,000   Amoy Properties Ltd. ...........................        167,314
    108,000   Hang Lung Development Company ..................         96,235
      2,230   Henderson Cyber Ltd. * .........................            212
    120,000   Henderson Investment Ltd. ......................         86,157
     89,100   Hong Kong and China Gas Company Ltd. ...........        130,799
     98,000   Hysan Development Company Ltd. .................        138,210
                                                               ---------------
                                                                      618,927

                                                               ---------------

              UNITED KINGDOM - 32.0%
     27,963   Allied Domecq Plc ..............................        184,628
     19,809   Blue Circle Industries Plc .....................        130,494
     20,747   British Airways Plc ............................        121,023
     28,899   Marks & Spencer Plc ............................         80,295
     21,058   Tate & Lyle Plc ................................         76,911
                                                               ---------------
                                                                      593,351
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,845,945
                                                               ---------------
              (Cost $1,709,893)

              TOTAL INVESTMENTS - 99.6% ......................      1,845,945
              (Cost $1,709,893)
              NET OTHER ASSETS AND LIABILITIES - 0.4% ........          6,753
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,852,698
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.

 INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Food Beverage & Tobacco ........................          26.5%
              Real Estate ....................................          26.3%
              Capital Goods ..................................          13.7%
              Oil & Gas ......................................           7.1%
              Telecommunications .............................           6.6%
              Transportation .................................           6.5%
              Basic Materials ................................           4.7%
              Retail .........................................           4.3%
              Consumer Durables ..............................           3.9%
              Internet Content ...............................           0.0%#
              Net Other Assets and Liabilities ...............           0.4%
                                                               ---------------
                                                                       100.0%
                                                               ===============

        #     Amount represents less than 0.1%.

                       See Notes to Financial Statements.

S&P TARGET 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 96.4%

              RETAILING - 31.8%
      5,557   Circuit City Stores, Inc. ......................   $     63,905
      5,165   Radio Shack Corp. ..............................        221,127
      3,623   Wal-Mart Stores, Inc. ..........................        192,472
                                                               ---------------
                                                                      477,504

                                                               ---------------
              BASIC MATERIALS - 23.5%
      5,969   Alcoa, Inc. ....................................        199,961
      4,891   Georgia-Pacific Group ..........................        152,232
                                                               ---------------
                                                                      352,193
                                                               ---------------
              SOFTWARE & SERVICES - 15.2%
      2,613   Veritas Software Corp.* ........................        228,638
                                                               ---------------

              DIVERSIFIED FINANCIALS - 13.5%
      1,263   Citigroup, Inc. ................................         64,492
      1,008   Lehman Brothers Holdings, Inc. .................         68,166
        890   Morgan Stanley Dean Witter & Company ...........         70,533
                                                               ---------------
                                                                      203,191
                                                               ---------------
              BASIC INDUSTY - 12.4%
      3,394   Avery Dennison Corp. ...........................        186,246
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,447,772
                                                               ---------------
              (Cost $1,603,916)

              TOTAL INVESTMENTS - 96.4% ......................      1,447,772
              (Cost $1,603,916)
              NET OTHER ASSETS AND LIABILITIES - 3.6% ........         53,628
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,501,400
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 100.6%

              SOFTWARE & SERVICES - 50.1%
      2,783   Adobe Systems, Inc. ............................   $    161,936
      1,297   CMGI, Inc.* ....................................          7,255
      1,446   Electronic Arts, Inc.* .........................         61,636
     28,576   Oracle Corp.* ..................................        830,490
      4,222   Siebel Systems, Inc.* ..........................        286,040
                                                               ---------------
                                                                    1,347,357
                                                               ---------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 46.6%
      3,617   Apple Computer, Inc.* ..........................         53,803
      2,390   Applied Micro Circuits Corp.* ..................        179,362
      4,484   Atmel Corp.* ...................................         52,126
      1,499   PMC-Sierra, Inc.* ..............................        117,859
        843   QLogic Corp.* ..................................         64,911
      1,798   RF Micro Devices, Inc.* ........................         49,333
     20,144   Sun Microsystems, Inc.* ........................        561,514
      3,753   Xilinx, Inc.* ..................................        173,107
                                                               ---------------
                                                                    1,252,015
                                                               ---------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 3.6%
      2,022   MedImmune, Inc.* ...............................         96,424
                                                               ---------------

              HEALTH CARE EQUIPMENT & SERVICES - 0.3%
        754   VISX, Inc.* ....................................          7,870
                                                               ---------------

              TOTAL COMMON STOCKS ............................      2,703,666
                                                               ---------------
              (Cost $3,971,916)

              TOTAL INVESTMENTS - 100.6% .....................      2,703,666
              (Cost $3,971,916)
              NET OTHER ASSETS AND LIABILITIES - (0.6)% ......        (15,239)
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  2,688,427
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

LEHMAN BROTHERS 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 100.3%

              TECHNOLOGY HARDWARE & EQUIPMENT - 53.8%
     35,565   Agilent Technologies, Inc.*                        $  1,947,184
     51,995   Gemstar International Group Ltd.*                     2,411,268
     45,671   Hewlett-Packard Company                               1,441,491
     20,724   Juniper Networks, Inc.*                               2,612,519
     32,265   Micron Technology, Inc.*                              1,145,408
     41,612   Tellabs, Inc.*                                        2,351,078
                                                               ---------------
                                                                   11,908,948
                                                               ---------------

              SOFTWARE & SERVICES - 18.7%
     61,493   BEA Systems, Inc.*                                    4,139,247
                                                               ---------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 13.6%
     32,421   Lilly (Eli) & Company                                 3,017,179
                                                               ---------------

              BUSINESS SERVICES - 8.2%
    188,459   Cendant Corp.                                         1,813,918
                                                               ---------------

              TELECOMMUNICATIONS SERVICES - 6.0%
     41,003   Nortel Networks Corp.                                 1,314,659
                                                               ---------------

              TOTAL COMMON STOCKS                                  22,193,951
                                                               ---------------
              (Cost $27,511,213)

              TOTAL INVESTMENTS - 100.3%                           22,193,951
              (Cost $27,511,213)
              NET OTHER ASSETS AND LIABILITIES - (0.3)%               (71,400)
                                                               ---------------
              NET ASSETS - 100.0%                                $ 22,122,551
                                                               ---------------

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 92.6%

              OIL & GAS - 53.7%
        268   Anadarko Petroleum Corp. .......................   $     19,050
        401   Baker Hughes Inc. ..............................         16,667
        454   Barrett Resources Corp.* .......................         25,793
        255   BP Amoco Plc, Sponsored ADR ....................         12,208
        365   Burlington Resources, Inc. .....................         18,433
        163   Chevron Corp. ..................................         13,763
        222   Coastal Corp. ..................................         19,605
        595   Conoco Inc. ....................................         17,032
        247   ENI Spa, Sponsored ADR .........................         15,885
        421   EOG Resources, Inc. ............................         23,024
        170   Exxon Mobil Corp. ..............................         14,779
        223   Royal Dutch Petroleum ..........................         13,505
        262   Texaco, Inc. ...................................         16,277
        447   Tosco Corp. ....................................         15,170
        175   Total Fina Sa, Sponsored ADR ...................         12,720
        628   Vintage Petroleum Corp. ........................         13,502
                                                               ---------------
                                                                      267,413
                                                               ---------------

              ENERGY EQUIPMENT & SERVICES -  32.1%
        197   BJ Services Company* ...........................         13,568
        172   Dynegy Inc. ....................................          9,643
        467   Global Marine, Inc.* ...........................         13,251
        296   Halliburton Company ............................         10,730
        295   Nabors Industries, Inc.* .......................         17,449
        305   Noble Drilling Corp.* ..........................         13,249
        382   Santa Fe International Corp. ...................         12,248
        175   Schlumberger Ltd. ..............................         13,989
        373   Tidewater, Inc. ................................         16,552
        253   Transocean Sedco Forex, Inc. ...................         11,638
        316   Weatherford International, Inc. ................         14,931
        318   Williams Companies Inc. ........................         12,700
                                                               ---------------
                                                                      159,948
                                                               ---------------

              GAS UTILITIES - 3.8%
        261   El Paso Energy Corp. ...........................         18,694
                                                               ---------------

              MULTI-UTILITIES - 3.0%
        183   Enron Corp. ....................................         15,212
                                                               ---------------

              TOTAL COMMON STOCKS ............................        461,267
                                                               ---------------
              (Cost $392,230)

              TOTAL INVESTMENTS - 92.6% ......................        461,267
              (Cost $392,230)
              NET OTHER ASSETS AND LIABILITIES - 7.4% ........         36,994
                                                               ---------------
              NET ASSETS - 100.0% ............................   $    498,261
                                                               ---------------

--------------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depositary Receipt

                       See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 98.0%

              DIVERSIFIED FINANCIALS - 62.7%
        565   American Express Company .......................   $     31,040
      2,403   Ameritrade Holding Corp.* ......................         16,821
        594   Capital One Financial Corp. ....................         39,093
        815   Charles Schwab & Company, Inc. .................         23,126
        623   Citigroup, Inc. ................................         31,812
      1,282   Eaton Vance Corp. ..............................         41,344
        596   Federal National Mortgage Association ..........         51,703
        300   Goldman Sachs Group, Inc. ......................         32,081
        718   Household International, Inc. ..................         39,490
        968   Knight Trading Group, Inc.* ....................         13,491
        567   Lehman Brothers Holdings, Inc. .................         38,343
        287   Marsh & McLennan Companies, Inc. ...............         33,579
      1,003   MBNA Corp. .....................................         37,048
        486   Merrill Lynch & Company, Inc. ..................         33,139
        342   Morgan Stanley Dean Witter & Company ...........         27,103
        710   T. Rowe Price Group Inc. .......................         30,009
        645   Providian Financial Corp. ......................         37,088
        289   State Street Corp. .............................         35,897
      1,027   Washington Mutual Inc. .........................         54,495
                                                               ---------------
                                                                      646,702

                                                               ---------------

              BANKS - 19.5%
        675   Bank of America Corp. ..........................         30,966
        612   Chase Manhattan Corp.* .........................         27,808
      1,492   Firstar Corp. ..................................         34,689
        861   FleetBoston Financial Corp. ....................         32,341
        418   Northern Trust Corp. ...........................         34,093
        743   Wells Fargo & Company ..........................         41,376
                                                               ---------------
                                                                      201,273
                                                               ---------------

              INSURANCE - 15.8%
        640   AFLAC, Inc. ....................................         46,200
        392   American International Group, Inc. .............         38,636
        477   ING Groep NV ...................................         38,220
        835   Nationwide Financial Services, Inc. ............         39,663
                                                               ---------------
                                                                      162,719
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,010,694
                                                               ---------------
              (Cost $970,779)

              TOTAL INVESTMENTS - 98.0% ......................      1,010,694
              (Cost $970,779)
              NET OTHER ASSETS AND LIABILITIES - 2.0% ........         20,333
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,031,027
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST INTERNET PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 100.5%

              TECHNOLOGY HARDWARE & EQUIPMENT - 60.5%
      1,201   Cisco Systems, Inc.* ...........................   $     45,938
      1,518   Dell Computer Corp.* ...........................         26,470
      1,028   EMC Corp.* .....................................         68,362
      1,572   Exodus Communications, Inc.* ...................         31,440
      1,274   Gateway, Inc.* .................................         22,919
        329   Broadcom Corp.* ................................         27,800
        796   Brocade Communications Systems Inc.* ...........         73,083
        624   Inktomi Corp.* .................................         11,154
        891   Openwave Systems Inc.* .........................         42,712
      1,232   Hewlett-Packard Company ........................         38,885
      1,129   Intel Corp. ....................................         34,152
        726   JDS Uniphase Corp.* ............................         30,265
        497   Juniper Networks, Inc.* ........................         62,653
      1,488   Lucent Technologies, Inc. ......................         20,088
      1,034   Nortel Networks Corp. ..........................         33,153
        365   PMC Sierra, Inc.* ..............................         28,698
        849   Sun Microsystems, Inc.* ........................         23,666
      1,103   Tellabs, Inc.* .................................         62,319
                                                               ---------------
                                                                      683,757
                                                               ---------------

              SOFTWARE & SERVICES - 31.9%
      1,330   America Online, Inc.* ..........................         46,284
        638   Ariba Inc.* ....................................         34,292
      1,857   Broadvision, Inc.* .............................         21,936
        645   Check Point Software Technology Ltd.* ..........         86,148
      1,029   Microsoft Corp.* ...............................         44,762
      2,177   Oracle Corp.* ..................................         63,269
      1,387   RealNetworks, Inc.* ............................         12,050
        451   VeriSign, Inc.* ................................         33,459
        633   Yahoo!, Inc.* ..................................         19,099
                                                               ---------------
                                                                      361,299
                                                               ---------------

              TELECOMMUNICATIONS SERVICES - 8.1%
        223   Avaya Inc.* ....................................          2,300
        858   Copper Mountain Networks, Inc.* ................          5,068
      1,488   Qwest Communications International, Inc.* ......         61,008
      1,701   WorldCom, Inc.* ................................         23,814
                                                               ---------------
                                                                       92,190
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,137,246
                                                               ---------------
              (Cost $1,687,312)

              TOTAL INVESTMENTS - 100.5% .....................      1,137,246
              (Cost $1,687,312)
              NET OTHER ASSETS AND LIABILITIES - (0.5)% ......         (6,184)
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,131,062
                                                               ===============

--------------------------------------------------------------------------------
        *     Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 96.3%

              PHARMACEUTICALS - 70.5%

      1,346   Abbott Laboratories ............................   $     65,197
      1,002   American Home Products Corp. ...................         63,677
        728   Andrx Corp.* ...................................         42,133
      1,284   AstraZeneca Plc, Sponsored ADR .................         66,126
      1,065   Bristol-Myers Squibb Company ...................         78,743
      1,128   COR Therapeutics, Inc.* ........................         39,692
      1,097   Elan Corp. Plc, Sponsored ADR* .................         51,353
      1,025   Glaxo Wellcome Plc, Sponsored ADR* .............         57,400
        594   Johnson & Johnson ..............................         62,407
        561   Lilly (Eli) & Company ..........................         52,208
        799   MedImmune, Inc.* ...............................         38,102
        850   Merck & Company, Inc. ..........................         79,581
      1,469   Novartis Ag, ADR* ..............................         65,738
      1,256   Pfizer, Inc. ...................................         57,776
      1,296   Schering-Plough Corp. ..........................         73,548
                                                               ---------------
                                                                      893,681
                                                               ---------------

              BIOTECHNOLOGY - 25.8%
        754   Amgen, Inc.* ...................................         48,209
        865   Biogen, Inc.* ..................................         51,954
        729   Genentech, Inc.* ...............................         59,414
        868   Genzyme Corp.* .................................         78,066
        454   IDEC Pharmaceuticals Corp.* ....................         86,061
        298   Syngenta AG* ...................................          3,259
                                                               ---------------
                                                                      326,963
                                                               ---------------

              SERVICES - 0.0%#
        122   Cybear Group* ..................................             46
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,220,690
                                                               ---------------
              (Cost $1,122,499)

              TOTAL INVESTMENTS - 96.3% ......................      1,220,690
              (Cost $1,122,499)
              NET OTHER ASSETS AND LIABILITIES - 3.7% ........         46,730
                                                               ---------------
              NET ASSETS - 100.0% ............................   $  1,267,420
                                                               ---------------

--------------------------------------------------------------------------------
         *    Non-income producing security.
         #    Amount represents less than 0.1%.
       ADR    American Depositary Receipt

                       See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 100.0%

              TECHOLOGY HARDWARE & EQUIPMENT - 71.7%
        948   Altera Corp.*                                      $     24,944
        635   Applied Materials, Inc.*                                 24,249
        558   Brocade Communications Systems Inc.*                     51,231
        841   Cisco Systems, Inc.*                                     32,168
      1,066   Dell Computer Corp.*                                     18,588
        720   EMC Corp.*                                               47,880
        888   Gateway, Inc.*                                           15,975
        864   Hewlett-Packard Company                                  27,270
        789   Intel Corp.                                              23,867
        508   JDS Uniphase Corp.*                                      21,177
        348   Juniper Networks, Inc.*                                  43,870
      1,045   Lucent Technologies, Inc.                                14,108
      1,073   National Semiconductor Corp.*                            21,594
        724   Nortel Networks Corp.                                    23,213
        905   Novellus Systems, Inc.*                                  32,524
        256   PMC-Sierra, Inc.*                                        20,128
        868   QUALCOMM, Inc.*                                          71,339
      1,203   Solectron Corp.*                                         40,782
        878   STMicroelectronics N.V., (NY Share)                      37,589
      1,186   Sun Microsystems, Inc.*                                  33,060
        772   Tellabs, Inc.*                                           43,618
        443   Veritas Software Corp.*                                  38,763
        768   Vitesse Semiconductor Corp.*                             42,480
                                                               ---------------
                                                                      750,417
                                                               ---------------

              SOFTWARE & SERVICES - 17.1%
        451   Check Point Software Technology Ltd.*                    60,237
        720   Microsoft Corp.*                                         31,320
      1,523   Oracle Corp.*                                            44,262
        641   Siebel Systems, Inc.*                                    43,428
                                                               ---------------
                                                                      179,247
                                                               ---------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 11.2%
      1,459   ADC Telecommunications, Inc.*                            26,444
        160   Avaya Inc.*                                               1,650
        813   I2 Technologies, Inc.*                                   44,207
      1,026   Nokia Oyj, Sponsored ADR                                 44,631
                                                               ---------------
                                                                      116,932
                                                               ---------------

              TOTAL COMMON STOCKS                                   1,046,596
                                                               ---------------
              (Cost $1,570,558)

              TOTAL INVESTMENTS - 100.0%                            1,046,596
              (Cost $1,570,558)
              NET OTHER ASSETS AND LIABILITIES - (0.0)%#                 (356)
                                                               ---------------
              NET ASSETS - 100.0%                                $  1,046,240
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security.
         #    Amount represents less than 0.1%.
       ADR    American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
DECEMBER 31, 2000



                                                                   THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                   TARGET 5         DART 10      TARGET 15      TARGET 10
                                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                 -------------  -------------  -------------  -------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ......................... $     241,866  $   1,123,124  $   1,845,945  $   1,447,772
                                                                 -------------  -------------  -------------  -------------
Cash ...........................................................        55,966           --           16,173         82,699
Dividends receivable ...........................................         1,024          3,715         26,611            588
Receivable for investment securities sold ......................          --           60,668            --            --
Receivable for Membership Interest sold ........................          --             --              --           3,323
Receivable from Advisor ........................................         9,897         14,178         19,173         19,736
                                                                 -------------  -------------  -------------  -------------
     Total Assets ..............................................       308,753      1,201,685      1,907,902      1,554,118
                                                                 -------------  -------------  -------------  -------------
LIABILITIES:

Payable for investment securities purchased ....................          --             --             --             --
Payable for Membership Interest redeemed .......................           100          6,064          9,484           --
Due to Custodian ...............................................          --           33,332           --             --
Investment advisory fee payable ................................           801          4,013          4,211          5,974
Payable to Administrator .......................................         3,365          3,388          3,370          3,406
Distribution fees payable ......................................            51            227            308            281
Trustees fee payable ...........................................         4,577          4,478            491          2,786
Accrued legal fees .............................................         6,188          6,206          6,206          6,206
Accrued audit fees .............................................         8,001          8,001          8,001          8,001
Membership Interest servicing fee payable ......................         3,663          5,152          2,216          4,748
Printing fees payable ..........................................         7,392          7,321          7,301          7,216
Custodian fee payable ..........................................        12,893         12,893         12,892         12,893
Accrued expenses and other payables ............................           107            436            724          1,207
                                                                 -------------  -------------  -------------  -------------
    Total Liabilities ..........................................        47,138         91,511         55,204         52,718
                                                                 -------------  -------------  -------------  -------------
NET ASSETS ..................................................... $     261,615  $   1,110,174  $   1,852,698  $   1,501,400
                                                                 -------------  -------------  -------------  -------------
----------------------------------------------------------------
(a) Investments, at cost ....................................... $     241,141  $   1,016,798  $   1,709,893  $   1,603,916
                                                                 =============  =============  =============  =============

NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ............................................ $       3,249  $       7,961  $      40,108  $      (7,240)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ...............................       (19,136)         3,962        (17,937)        21,662
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...............................        27,725        106,326        136,540       (156,144)
Paid-in capital ................................................       249,777        991,925      1,693,987      1,643,122
                                                                 -------------  -------------  -------------  -------------
     Total Net Assets .......................................... $     261,615  $   1,110,174  $   1,852,698  $   1,501,400
                                                                 =============  =============  =============  =============
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding .......................... $        8.62  $       10.02  $        9.90  $        9.54
                                                                 =============  =============  =============  =============
Number of Membership Interests outstanding .....................        30,363        110,755        187,233        157,373
                                                                 =============  =============  =============  =============









                                                                              LEHMAN BROTHERS                 FIRST TRUST
                                                                   NASDAQ       10 UNCOMMON    FIRST TRUST     FINANCIAL
                                                                  TARGET 15       VALUES         ENERGY        SERVICES
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -------------  -------------  -------------  -------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): .........................$   2,703,666   $ 22,193,951  $     461,267  $   1,010,694
                                                                -------------  -------------  -------------  -------------
Cash ...........................................................        2,296        143,289         59,329         44,635
Dividends receivable ...........................................         --            3,840            167          1,031
Receivable for investment securities sold ......................         --              --             --             --
Receivable for Membership Interest sold ........................       14,570         59,208          3,042          3,005
Receivable from Advisor ........................................       34,904         51,564         15,869         19,514
                                                                -------------  -------------  -------------  -------------
     Total Assets ..............................................    2,755,436     22,451,852        539,674      1,078,879
                                                                -------------  -------------  -------------  -------------
LIABILITIES:

Payable for investment securities purchased ....................         --          169,862           --              --
Payable for Membership Interest redeemed .......................         --           11,513           --              --
Due to Custodian ...............................................         --              --            --              --
Investment advisory fee payable ................................       15,326         49,606          1,333          4,424
Payable to Administrator .......................................        3,484          3,371          3,365          3,388
Distribution fees payable ......................................          581          4,583             76            186
Trustees fee payable ...........................................        3,239         15,581            242          1,300
Accrued legal fees .............................................        6,206          6,206          6,205          6,206
Accrued audit fees .............................................        8,001          8,001          8,001          8,001
Membership Interest servicing fee payable ......................        8,990         35,757          1,222          3,222
Printing fees payable ..........................................        6,938          7,370          7,389          7,333
Custodian fee payable ..........................................       12,893         12,893         12,893         12,893
Accrued expenses and other payables ............................        1,351          4,558            687            899
                                                                -------------  -------------  -------------  -------------
    Total Liabilities ..........................................       67,009        329,301         41,413         47,852
                                                                -------------  -------------  -------------  -------------
NET ASSETS .....................................................$   2,688,427  $  22,122,551  $     498,261  $   1,031,027
                                                                =============  =============  =============  =============
----------------------------------------------------------------
(a) Investments, at cost .......................................$   3,971,916  $  27,511,213  $     392,230  $     970,779
                                                                =============  =============  =============  =============

NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ............................................$     (37,568) $    (106,677) $      (1,112) $      (1,280)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ...............................       35,122     (1,374,608)        11,719        156,021
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...............................   (1,268,250)    (5,317,262)        69,037         39,915
Paid-in capital ................................................    3,959,123     28,921,098        418,617        836,371
                                                                -------------  -------------  -------------  -------------
     Total Net Assets ..........................................$   2,688,427  $  22,122,551  $     498,261  $   1,031,027
                                                                =============  =============  =============  =============
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding ..........................$       12.88  $        8.39  $       15.87  $       13.09
                                                                =============  =============  =============  =============
Number of Membership Interests outstanding .....................      208,786      2,637,624         31,392         78,760
                                                                =============  =============  =============  =============










                                                                 FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                  INTERNET    PHARMACEUTICAL    TECHNOLOGY
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -------------  -------------  -------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): .........................$   1,137,246  $  1,220,690   $   1,046,596
                                                                -------------  -------------  -------------
Cash ...........................................................       27,682         77,359         26,737
Dividends receivable ...........................................           93            956             64
Receivable for investment securities sold ......................          --             --             --
Receivable for Membership Interest sold ........................        1,397          3,067          1,411
Receivable from Advisor ........................................       15,041         16,606         20,970
                                                                -------------  -------------  -------------
     Total Assets ..............................................    1,181,459      1,318,678      1,095,778
                                                                -------------  -------------  -------------
LIABILITIES:

Payable for investment securities purchased ....................          --             --             --
Payable for Membership Interest redeemed .......................          --             --             --
Due to Custodian ...............................................          --             --             --
Investment advisory fee payable ................................        3,597          4,489          5,545
Payable to Administrator .......................................        3,385          3,383          3,403
Distribution fees payable ......................................          184            239            214
Trustees fee payable ...........................................        3,818          3,252          1,349
Accrued legal fees .............................................        6,205          6,206          6,206
Accrued audit fees .............................................        8,001          8,001          8,001
Membership Interest servicing fee payable ......................        4,326          4,476          3,806
Printing fees payable ..........................................        7,269          7,307          7,250
Custodian fee payable ..........................................       12,893         12,893         12,893
Accrued expenses and other payables ............................          719          1,012            871
                                                                -------------  -------------  -------------
    Total Liabilities ..........................................       50,397         51,258         49,538
                                                                -------------  -------------  -------------
NET ASSETS .....................................................$   1,131,062  $  1,267,420   $   1,046,240
                                                                =============  =============  =============
----------------------------------------------------------------
(a) Investments, at cost .......................................$   1,687,312  $  1,122,499   $   1,570,558
                                                                =============  =============  =============

NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ............................................$      (8,443) $      (4,644) $     (13,244
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ...............................       81,575         98,278         23,988
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...............................     (550,066)        98,191       (523,962
Paid-in capital ................................................    1,607,996      1,075,595      1,559,458
                                                                -------------  -------------  -------------
     Total Net Assets ..........................................$   1,131,062  $   1,267,420  $   1,046,240
                                                                =============  =============  =============
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding ..........................$        9.32  $       13.54  $       10.25
                                                                =============  =============  =============
Number of Membership Interests outstanding .....................      121,387         93,583        102,076
                                                                =============  =============  =============




                       See Notes to Financial Statements.

Page 28-29

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                   THE DOWSM       THE DOWSM       GLOBAL           S&P
                                                                   TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 -------------  -------------  -------------  -------------
INVESTMENT INCOME:
Dividends .....................................................  $       4,453  $      17,259  $      51,701  $       7,286
Foreign withholding tax on dividend income ....................           --             --           (3,669)            (2)
                                                                 -------------  -------------  -------------  -------------
   Total investment income ....................................          4,453         17,259         48,032          7,284

EXPENSES:

Investment advisory fee .......................................            678          3,867          3,866          5,734
Administration fee ............................................         14,501         14,501         14,501         14,501
Fund Accounting fee ...........................................         25,001         25,024         25,007         25,042
Distribution fee ..............................................            282          1,611          1,611          2,389
Trustees' fees and expenses ...................................            789          5,206          4,705          8,782
Legal fees ....................................................          5,000          4,999          4,999          5,000
Audit fees ....................................................          5,656          5,538          5,538          5,538
Custodian fees ................................................         15,998         15,998         15,998         15,997
Membership Interest servicing fee .............................         10,919         12,999         12,966         14,229
Printing fees .................................................          5,999          5,999          5,999          5,999
Other .........................................................            216            593          1,498          1,204
Fees waived and expenses reimbursed by investment
   advisor ....................................................        (83,368)       (86,791)       (87,174)       (90,314)
                                                                 -------------  -------------  -------------  -------------
     Net expenses .............................................          1,671          9,544          9,514         14,101
                                                                 -------------  -------------  -------------  -------------
NET INVESTMENT INCOME/(LOSS) ..................................          2,782          7,715         38,518         (6,817)
                                                                 -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................        (19,136)         3,962        (17,128)        21,662
   Foreign currency transactions ..............................           --             --             (809)           --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................         47,788        114,594        144,446       (188,984)
   Foreign currency and translation of other assets and
   liabilities in foreign currencies                                      --             --              488            --
                                                                 -------------  -------------  -------------  -------------
Net realized and unrealized gain/(loss) on investments ........         28,652        118,556        126,997       (167,322)
NETINCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................  $      31,434  $     126,271  $     165,515  $    (174,139)
                                                                 =============  =============  =============  =============




                                                                               LEHMAN BROTHERS                 FIRST TRUST
                                                                     NASDAQ      10 UNCOMMON    FIRST TRUST     FINANCIAL
                                                                   TARGET 15       VALUES         ENERGY        SERVICES
                                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 -------------  -------------  -------------  -------------
INVESTMENT INCOME:
Dividends .....................................................  $          70  $      20,187  $       1,934 $        9,325
Foreign withholding tax on dividend income ....................           --             --             --              --
                                                                 -------------  -------------  -------------  -------------
   Total investment income ....................................             70         20,187          1,934          9,325

EXPENSES:

Investment advisory fee .......................................         15,077         54,802          1,182          4,267
Administration fee ............................................         14,501         14,501         14,501         14,501
Fund Accounting fee ...........................................         25,120         25,007         25,001         25,024
Distribution fee ..............................................          6,282         22,834            492          1,778
Trustees' fees and expenses ...................................         22,841         27,938          1,501          4,995
Legal fees ....................................................          5,000          5,000          5,000          4,999
Audit fees ....................................................          5,538          5,538          5,538          5,538
Custodian fees ................................................         15,998         15,998         15,998         15,998
Membership Interest servicing fee .............................         20,568         46,809         11,239         13,351
Printing fees .................................................          5,999          5,999          5,999          5,999
Other .........................................................          1,522          4,704            982          1,233
Fees waived and expenses reimbursed by investment
   advisor ....................................................       (101,411)      (102,440)       (84,512)       (87,127)
                                                                 -------------  -------------  -------------  -------------
     Net expenses .............................................         37,035        126,690          2,921         10,556
                                                                 -------------  -------------  -------------  -------------
NET INVESTMENT INCOME/(LOSS) ..................................        (36,965)      (106,503)          (987)        (1,231)
                                                                 -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................         35,122     (1,374,608)        11,719        156,021
   Foreign currency transactions ..............................           --             --             --              --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................     (1,349,417)    (5,332,744)        56,633         34,966
   Foreign currency and translation of other assets and
   liabilities in foreign currencies                                      --             --             --              --
                                                                 -------------  -------------  -------------  -------------
Net realized and unrealized gain/(loss) on investments ........     (1,314,295)    (6,707,532)        68,352        190,987
NETINCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................  $  (1,351,260) $  (6,813,855) $      67,365  $     189,756
                                                                 =============  =============  =============  =============





                                                                  FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                   INTERNET    PHARMACEUTICAL   TECHNOLOGY
                                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 -------------  -------------  -------------
INVESTMENT INCOME:
Dividends .....................................................  $         383  $       6,263  $         412
Foreign withholding tax on dividend income ....................           --             --             --
                                                                 -------------  -------------  -------------
   Total investment income ....................................            383          6,263            412

EXPENSES:

Investment advisory fee .......................................          3,411          4,332          5,375
Administration fee ............................................         14,501         14,501         14,500
Fund Accounting fee ...........................................         25,021         25,019         25,041
Distribution fee ..............................................          1,421          1,805          2,240
Trustees' fees and expenses ...................................          5,259          5,178          7,806
Legal fees ....................................................          5,000          4,998          5,000
Audit fees ....................................................          5,538          5,538          5,538
Custodian fees ................................................         15,998         15,998         15,998
Membership Interest servicing fee .............................         12,680         13,319         13,995
Printing fees .................................................          5,999          5,999          5,999
Other .........................................................          1,085          1,195          1,227
Fees waived and expenses reimbursed by investment
   advisor ....................................................        (87,514)       (87,182)       (89,457)
                                                                 -------------  -------------  -------------
     Net expenses .............................................          8,399         10,700         13,262
                                                                 -------------  -------------  -------------
NETINVESTMENTINCOME/(LOSS) ....................................         (8,016)        (4,437)       (12,850)
                                                                 -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................         81,575         98,278         23,988
   Foreign currency transactions ..............................           --             --             --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................       (616,446)        93,342       (560,095)
   Foreign currency and translation of other assets and
   liabilities in foreign currencies                                      --             --             --
                                                                 -------------  -------------  -------------
Net realized and unrealized gain/(loss) on investments ........       (534,871)       191,620       (536,107)
NETINCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................  $    (542,887) $     187,183  $    (548,957)
                                                                 =============  =============  =============




                       See Notes to Financial Statements.

Page 30-31

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                       THE DOWSM      THE DOWSM        GLOBAL          S&P
                                                                       TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
Net investment income/(loss) ....................................... $       2,782  $       7,715  $      38,518  $      (6,817)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................       (19,136)         3,962        (17,937)        21,662
Net change in unrealized appreciation/(depreciation) of
securities and
   foreign currency transactions during the year ...................        47,788        114,594        144,934       (188,984)
                                                                     -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....        31,434        126,271        165,515       (174,139)

Net increase in net assets from Membership Interest transactions ...       149,982        883,040      1,434,691      1,403,026
                                                                     -------------  -------------  -------------  -------------
Net increase in net assets .........................................       181,416      1,009,311      1,600,206      1,228,887

NET ASSETS:

Beginning of year ..................................................        80,199        100,863        252,492        272,513
                                                                     -------------  -------------  -------------  -------------
End of year ........................................................ $     261,615  $   1,110,174  $   1,852,698  $   1,501,400
                                                                     -------------  -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................ $       3,249  $     7,961    $      40,108  $      (7,240)
                                                                     =============  =============  =============  =============



                                                                                   LEHMAN BROTHERS                 FIRST TRUST
                                                                         NASDAQ      10 UNCOMMON    FIRST TRUST     FINANCIAL
                                                                       TARGET 15        VALUES        ENERGY        SERVICES
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
Net investment income/(loss) ....................................... $     (36,965) $    (106,503) $        (987) $      (1,231)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................        35,122     (1,374,608)        11,719        156,021
Net change in unrealized appreciation/(depreciation) of
securities and
   foreign currency transactions during the year ...................    (1,349,417)    (5,332,744)        56,633         34,966
                                                                     -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....    (1,351,260)    (6,813,855)        67,365        189,756

Net increase in net assets from Membership Interest transactions ...     3,629,591     28,811,035        316,910        711,575
                                                                     -------------  -------------  -------------  -------------
Net increase in net assets .........................................     2,278,331     21,997,180        384,275        901,331

NET ASSETS:

Beginning of year ..................................................       410,096        125,371        113,986        129,696
                                                                     -------------  -------------  -------------  -------------
End of year ........................................................ $   2,688,427  $  22,122,551  $     498,261  $   1,031,027
                                                                     -------------  -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................ $     (37,568) $    (106,677) $      (1,112) $      (1,280)
                                                                     =============  =============  =============  =============





                                                                      FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                       INTERNET     PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------
Net investment income/(loss) ....................................... $      (8,016) $      (4,437)  $    (12,850)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................        81,575         98,278         23,988
Net change in unrealized appreciation/(depreciation) of
securities and
   foreign currency transactions during the year ...................      (616,446)        93,342       (560,095)
                                                                     -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....      (542,887)       187,183       (548,957)

Net increase in net assets from Membership Interest transactions ...     1,486,913        945,522      1,433,006
                                                                     -------------  -------------  -------------
Net increase in net assets .........................................       944,026      1,132,705        884,049

NET ASSETS:

Beginning of year ..................................................       187,036        134,715        162,191
                                                                     -------------  -------------  -------------
End of year ........................................................ $   1,131,062  $   1,267,420  $   1,046,240
                                                                     -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................ $      (8,443) $      (4,644) $     (13,244)
                                                                     =============  =============  =============





STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE PERIOD ENDED DECEMBER 31, 1999*


                                                                      THE DOWSM      THE DOWSM        GLOBAL           S&P
                                                                       TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
Net investment income/(loss) ....................................... $         467  $         246  $       1,590    $      (423)
Net unrealized appreciation/(depreciation) of securities
   during the period ...............................................       (20,063)        (8,268)        (8,394)        32,840
                                                                     -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....       (19,596)        (8,022)        (6,804)        32,417
Net increase in net assets from Membership Interest transactions ...        99,795        108,885        259,296        240,096
                                                                     -------------  -------------  -------------  -------------
Net increase in net assets .........................................        80,199        100,863        252,492        272,513

NETASSETS:

Beginning of period ................................................          --            --             --             --
                                                                     -------------  -------------  -------------  -------------
End of period ...................................................... $      80,199  $     100,863  $     252,492  $     272,513
                                                                     -------------  -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of period .......................................... $         467  $         246  $       1,590  $        (423)
                                                                     =============  =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.





                                                                                   LEHMAN BROTHERS                 FIRST TRUST
                                                                         NASDAQ      10 UNCOMMON    FIRST TRUST     FINANCIAL
                                                                       TARGET 15        VALUES        ENERGY        SERVICES
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
Net investment income/(loss) ....................................... $        (603) $        (174) $        (125) $        (49)
Net unrealized appreciation/(depreciation) of securities
   during the period ...............................................        81,167         15,482         12,404          4,949
                                                                     -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....        80,564         15,308         12,279          4,900
Net increase in net assets from Membership Interest transactions ...       329,532        110,063        101,707        124,796
                                                                     -------------  -------------  -------------  -------------
Net increase in net assets .........................................       410,096        125,371        113,986        129,696

NETASSETS:

Beginning of period ................................................         --             --             --             --
                                                                     -------------  -------------  -------------  -------------
End of period ...................................................... $     410,096  $     125,371  $     113,986  $     129,696
                                                                     -------------  -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of period .......................................... $       (603)  $        (174) $        (125) $         (49)
                                                                     =============  =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.




                                                                      FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                       INTERNET     PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------
Net investment income/(loss) ....................................... $        (427) $        (207) $        (394)
Net unrealized appreciation/(depreciation) of securities
   during the period ...............................................        66,380          4,849         36,133
                                                                     -------------  -------------  -------------
Net increase/(decrease) in net assets resulting from operations ....        65,953          4,642         35,739
Net increase in net assets from Membership Interest transactions ...       121,083        130,073        126,452
                                                                     -------------  -------------  -------------
Net increase in net assets .........................................       187,036        134,715        162,191

NETASSETS:

Beginning of period ................................................         --            --               --
                                                                     -------------  -------------  -------------
End of period ...................................................... $     187,036  $     134,715  $     162,191
                                                                     -------------  -------------  -------------
Undistributed net investment income/(accumulated net investment
   loss) at end of period .......................................... $        (427) $        (207) $        (394)
                                                                     =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.




                       See Notes to Financial Statements.

Page 32-33

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                      THE DOWSM       THE DOWSM        GLOBAL          S&P
                                                                      TARGET 5         DART 10       TARGET 15      TARGET 10
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
AMOUNT:

Sold ............................................................... $     182,370  $   1,158,120  $   1,580,647  $   1,588,051
Redeemed ...........................................................       (32,388)      (275,080)      (145,956)      (185,025)
                                                                     -------------  -------------  -------------  -------------
Net increase ....................................................... $     149,982  $     883,040  $   1,434,691  $   1,403,026
                                                                     -------------  -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................        25,043        128,542        178,838        152,091
Redeemed ...........................................................        (4,655)       (28,726)       (17,604)       (17,755)
                                                                     -------------  -------------  -------------  -------------
Net increase .......................................................        20,388         99,816        161,234        134,336
                                                                     =============  =============  =============  =============




                                                                                   LEHMAN BROTHERS                 FIRST TRUST
                                                                         NASDAQ     10 UNCOMMON     FIRST TRUST     FINANCIAL
                                                                       TARGET 15       VALUES         ENERGY        SERVICES
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
AMOUNT:
Sold ............................................................... $   5,775,525  $  39,118,315  $     351,610  $   1,902,962
Redeemed ...........................................................    (2,145,934)   (10,307,280)       (34,700)    (1,191,387)
                                                                     -------------  -------------  -------------  -------------
Net increase ....................................................... $   3,629,591  $  28,811,035  $     316,910  $     711,575
                                                                     -------------  -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................       303,423      3,677,206         23,507        163,500
Redeemed ...........................................................      (122,734)    (1,050,582)        (2,268)       (97,100)
                                                                     -------------  -------------  -------------  -------------
Net increase .......................................................       180,689      2,626,624         21,239         66,400
                                                                     =============  =============  =============  =============





                                                                     FIRST TRUST    FIRST TRUST     FIRST TRUST
                                                                       INTERNET    PHARMACEUTICAL   TECHNOLOGY
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                     -------------  -------------  -------------
AMOUNT:
Sold ............................................................... $   1,748,719  $   1,648,664  $   2,074,852
Redeemed ...........................................................      (261,806)      (703,142)      (641,846)
                                                                     -------------  -------------  -------------
Net increase ....................................................... $   1,486,913  $     945,522  $   1,433,006
                                                                     -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................       125,427        135,899        135,871
Redeemed ...........................................................       (15,492)       (55,303)       (45,889)
                                                                     -------------  -------------  -------------
Net increase .......................................................       109,935         80,596         89,982
                                                                     =============  =============  =============






STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC

FOR THE PERIOD ENDED DECEMBER 31, 1999*


                                                                       THE DOWSM      THE DOWSM        GLOBAL          S&P
                                                                       TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
AMOUNT:
Sold ............................................................... $     102,000  $     111,090  $     264,830  $     242,515
Redeemed ...........................................................        (2,205)        (2,205)        (5,534)        (2,419)
                                                                     -------------  -------------  -------------  -------------
Net increase ....................................................... $      99,795  $     108,885  $     259,296  $     240,096
                                                                     -------------  -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................        10,200         11,161         26,556         23,275
Redeemed ...........................................................          (225)          (222)          (557)          (238)
                                                                     -------------  -------------  -------------  -------------
Net increase .......................................................         9,975         10,939         25,999         23,037
                                                                     =============  =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.




                                                                                   LEHMAN BROTHERS                 FIRST TRUST
                                                                         NASDAQ      10 UNCOMMON    FIRST TRUST     FINANCIAL
                                                                       TARGET 15        VALUES        ENERGY        SERVICES
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------  -------------
AMOUNT:
Sold ............................................................... $     334,969  $     112,269  $     103,919  $     127,000
Redeemed ...........................................................        (5,437)        (2,206)        (2,212)        (2,204)
                                                                     -------------  -------------  -------------  -------------
Net increase ....................................................... $     329,532  $     110,063  $     101,707  $     124,796
                                                                     -------------  -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................        28,537         11,219         10,374         12,579
Redeemed ...........................................................          (440)          (219)          (221)          (219)
                                                                     -------------  -------------  -------------  -------------
Net increase .......................................................        28,097         11,000         10,153         12,360
                                                                     =============  =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.



                                                                      FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                       INTERNET    PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     -------------  -------------  -------------
AMOUNT:
Sold ............................................................... $     123,405  $     132,285  $     128,768
Redeemed ...........................................................        (2,322)        (2,212)        (2,316)
                                                                     -------------  -------------  -------------
Net increase ....................................................... $     121,083  $     130,073  $     126,452
                                                                     -------------  -------------  -------------
MEMBERSHIP INTERESTS:
Sold ...............................................................        11,676         13,207         12,320
Redeemed ...........................................................          (224)          (220)          (226)
                                                                     -------------  -------------  -------------
Net increase .......................................................        11,452         12,987         12,094
                                                                     =============  =============  =============

--------------------------------------------------------------------
* The Fund commenced operations on October 6 1999.




                       See Notes to Financial Statements.

Page 34-35

FINANCIAL HIGHLIGHTS

THE DOWSM TARGET 5 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $       8.04           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................          0.06                    0.05
 Net realized and unrealized gain/(loss) on investments ......................          0.52                   (2.01)
                                                                                ------------           -------------
 Total from investment operations ............................................          0.58                   (1.96)
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $       8.62           $        8.04
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................          7.21%                 (19.60)%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $        262           $          80
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment income to average net assets ........................          2.45%                   2.28%**
 Portfolio turnover rate .....................................................         54.04%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         74.48%                 215.88%**


------------------------------------------------------------------------------

*   The Fund commenced operations on October 6, 1999.

**  Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOWSM DART 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $       9.22           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................          0.05                    0.02
 Net realized and unrealized gain/(loss) on investments ......................          0.75                   (0.80)
                                                                                ------------           -------------
 Total from investment operations ............................................          0.80                   (0.78)
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $      10.02           $        9.22
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................          8.68%                  (7.80)%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,110           $         101
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment income to average net assets ........................          1.19%                   1.01%**
 Portfolio turnover rate .....................................................         33.59%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         14.84%                 182.94%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................   $      9.71            $      10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................          0.15                    0.06
 Net realized and unrealized gain/(loss) on investments ......................          0.04                   (0.35)
                                                                                ------------           -------------
 Total from investment operations ............................................          0.19                   (0.29)
                                                                                ------------           -------------
 Net asset value, end of period ..............................................      $   9.90                $   9.71
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................          1.96%                  (2.90)%
                                                                                ============           =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................    $    1,853              $     252
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment income to average net assets ........................          5.93%                   2.77%**
 Portfolio turnover rate .....................................................         20.39%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         14.89%                  51.39%**



------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      11.83           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.03)                  (0.02)
 Net realized and unrealized gain/(loss) on investments ......................         (2.26)                   1.85
                                                                                ------------           -------------
 Total from investment operations ............................................         (2.29)                   1.83
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $       9.54           $       11.83
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................        (19.36)%                 18.30%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,501           $         273
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (0.71)%                 (1.04)%**
 Portfolio turnover rate .....................................................         64.22 %                 --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         10.85%                  96.12%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                  PERIOD
                                                                                    ENDED                  ENDED
                                                                                  12/31/00               12/31/99*
                                                                                ------------          -------------
 Net asset value, beginning of period ........................................   $     14.60          $       10.00
                                                                                ------------          -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.16)                 (0.05)(DAGGER)(DAGGER)
 Net realized and unrealized gain/(loss) on investments ......................         (1.56)                  4.65
                                                                                ------------          -------------
 Total from investment operations ............................................         (1.72)                  4.60
                                                                                ------------          -------------
 Net asset value, end of period ..............................................       $ 12.88           $      14.60
                                                                                ============          =============
 TOTAL RETURN(DAGGER) ........................................................        (11.78)%                46.00%
                                                                                ============          =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................       $ 2,688           $       410
 Ratio of operating expenses to average net assets ...........................          1.47%                  1.47%**
 Ratio of net investment loss to average net assets ..........................         (1.46)%                (1.44)%**
 Portfolio turnover rate .....................................................         72.40%                 --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................          5.47%                 90.16%**



------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

(DAGGER)(DAGGER)  Per share values have been calculated using the average shares method.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LEHMAN  BROTHERS  10  UNCOMMON  VALUES  PORTFOLIO
FOR  A  MEMBERSHIP   INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      11.40           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.02)                  (0.02)
 Net realized and unrealized gain/(loss) on investments ......................         (2.99)                   1.42
                                                                                ------------           -------------
 Total from investment operations ............................................         (3.01)                   1.40
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $       8.39           $       11.40
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................        (26.40)%                 14.00%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $     22,123           $         125
 Ratio of operating expenses to average net assets ...........................          1.37%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (1.15)%                 (0.65)%**
 Portfolio turnover rate .....................................................         98.80%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................          2.47%                 144.82%**


------------------------------------------------------------------------------

*     The Fund commenced operations on October 6, 1999.

**    Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      11.23           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.02)                  (0.01)
 Net realized and unrealized gain on investments .............................          4.66                    1.24
                                                                                ------------           -------------
 Total from investment operations ............................................          4.64                    1.23
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $      15.87           $       11.23
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................         41.32%                  12.30%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $        498           $         114
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (0.50)%                 (0.50)%**
 Portfolio turnover rate .....................................................         28.14%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         44.00%                 111.63%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      10.49           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.01)                  (0.00)#
 Net realized and unrealized gain on investments .............................          2.61                    0.49
                                                                                ------------           -------------
 Total from investment operations ............................................          2.60                    0.49
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $      13.09           $       10.49
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................         24.79%                   4.90%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,031           $         130
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (0.17)%                 (0.19)%**
 Portfolio turnover rate .....................................................        154.13%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         13.62%                 115.60%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

#    Amount represents less than $0.01 per share.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST INTERNET PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      16.33           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.03)                  (0.04)
 Net realized and unrealized gain/(loss) on investments ......................         (6.98)                   6.37
                                                                                ------------           -------------
 Total from investment operations ............................................         (7.01)                   6.33
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $       9.32           $       16.33
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................        (42.93)%                 63.30%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,131           $         187
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (1.40)%                 (1.37)%**
 Portfolio turnover rate .....................................................         71.51%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         16.73%                 136.02%**


------------------------------------------------------------------------------

* The Fund commenced operations on October 6, 1999.

** Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      10.37           $       10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.03)                  (0.02)
 Net realized and unrealized gain on investments .............................          3.20                    0.39
                                                                                ------------           -------------
 Total from investment operations ............................................          3.17                    0.37
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $      13.54           $       10.37
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................         30.57%                   3.70%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,267           $         135
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (0.61)%                 (0.79)%**
 Portfolio turnover rate .....................................................         88.46%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         13.46%                 147.68%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                    YEAR                   PERIOD
                                                                                    ENDED                   ENDED
                                                                                  12/31/00                12/31/99*
                                                                                ------------           -------------
 Net asset value, beginning of period ........................................  $      13.41           $      10.00
                                                                                ------------           -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .........................................................         (0.10)                  (0.03)
 Net realized and unrealized gain/(loss) on investments ......................         (3.06)                   3.44
                                                                                ------------           -------------
 Total from investment operations ............................................         (3.16)                   3.41
                                                                                ------------           -------------
 Net asset value, end of period ..............................................  $      10.25           $       13.41
                                                                                ============           =============
 TOTAL RETURN(DAGGER) ........................................................        (23.56)%                 34.10%
                                                                                ============           =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ........................................  $      1,046           $         162
 Ratio of operating expenses to average net assets ...........................          1.47%                   1.47%**
 Ratio of net investment loss to average net assets ..........................         (1.42)%                 (1.38)%**
 Portfolio turnover rate .....................................................         98.66%                  --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed .......................................................         11.39%                 115.26%**


------------------------------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

(DAGGER) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived andexpenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

1.     SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: The DowSM Target 5 Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio and Lehman Brothers 10 Uncommon Values Portfolio, (the "Strategy Funds"); and, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund", collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest", collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the funds have indirect rights to the Registrant's interests. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

OTHER:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, Nike' Securities Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Funds average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2001, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to Lehman Brothers 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses so that total expenses do not exceed 1.47% and 1.37% of the average daily net asset value of the fund through July 1, 2000 and September 30, 2001, respectively. The fees waived and reimbursed, for the year ended December 31, 2000, by the advisor, are as follows:


                                                      FEES WAIVED            EXPENSES REIMBURSED
                                                      -----------            -------------------

The DowSM Target 5 Portfolio. .......................   $    678                    $82,690
The DowSM DART 10 Portfolio .........................      3,867                     82,924
Global Target 15 Portfolio ..........................      3,866                     83,308
S&P Target 10 Portfolio .............................      5,734                     84,580
NASDAQ Target 15 Portfolio ..........................     15,077                     86,334
Lehman Brothers 10 Uncommon Values Portfolio ........     54,802                     47,638
First Trust Energy Portfolio ........................      1,182                     83,330
First Trust Financial Services Portfolio ............      4,267                     82,860
First Trust Internet Portfolio ......................      3,411                     84,103
First Trust Pharmaceutical Portfolio ................      4,332                     82,850
First Trust Technology Portfolio ....................      5,375                     84,082



PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

The Chase Manhattan Bank serves as the custodian to the Funds.

No officer or employee of First Trust or Nike' Securities L.P. (Nike' Securities) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or Nike' Securities or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

3. 12B-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

Nike' Securities serves as the selling agent and distributor of Interests of the Funds. In this capacity, Nike' Securities manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses Nike' Securities for its costs in connection with these activities. Nike' Securities also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25 of 1% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike' Securities for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended December 31, 2000 were as follows:


                                                         PURCHASES             SALES
                                                       -------------         -----------

The DowSM Target 5 Portfolio. .......................  $     190,225         $    58,934
The DowSM DART 10 Portfolio .........................      1,121,469             210,591
Global Target 15 Portfolio ..........................      1,608,624             133,382
S&P Target 10 Portfolio .............................      2,031,176             600,189
NASDAQ Target 15 Portfolio ..........................      5,485,137           1,805,599
Lehman Brothers 10 Uncommon Values Portfolio ........     37,822,969           9,039,545
First Trust Energy Portfolio ........................        335,762              56,052
First Trust Financial Services Portfolio ............      1,870,876           1,159,116
First Trust Internet Portfolio ......................      1,898,656             395,633
First Trust Pharmaceutical Portfolio ................      1,568,413             646,126
First Trust Technology Portfolio ....................      2,302,275             858,343



5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2000

6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

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REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Defined Portfolio Fund, LLC (comprising, respectively, The DowSM Target 5 Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio, Lehman Brothers 10 Uncommon Values Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio), as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from October 6, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the First Defined Portfolio Fund, LLC at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and the period from October 6, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                [GRAPHIC OMITTED]
                                                EARNST AND YOUNG SIG

Boston, Massachusetts
February 2, 2001

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